SHARE-BASED COMPENSATION PLANS (Details) - Equity-Settled Transactions [Member] S/ in Millions	12 Months Ended
	Dec. 31, 2022 PEN (S/) shares	Dec. 31, 2021 PEN (S/) shares	Dec. 31, 2020 PEN (S/) shares
Share Based Compensation Plans [Abstract]
Number of years that the awarded shares liberated	3 years
Percentage of shares granted in each of three previous years	33.30%
Vesting period	3 years
Percentage of income tax to be paid on behalf of employees	30.00%
Number of share options granted in share-based payment arrangement	116,626	88,507	175,930
Number of share options outstanding in share-based payment arrangement	228,377	229,523	293,606
Expense from share-based payment transactions with employees | S/	S/ 88.7	S/ 74.0	S/ 104.5